ORGANIZATION AND NATURE OF OPERATIONS (Details)	12 Months Ended
	Dec. 31, 2016	May 31, 2016
List of all subsidiaries [Line Items]
Percentage of ownership		100.00%
ReneSola Zhejiang Ltd. formerly known as ZhejiangYuhui Solar Energy Source Co., Ltd. ("ReneSolaZhejiang")
List of all subsidiaries [Line Items]
Date of incorporation	Aug. 07, 2003
Place of incorporation	People’s Republic of China (“PRC”)
Date of commencement	Jul. 01, 2005
Percentage of ownership	100.00%
ReneSola America Inc. ("ReneSola America")
List of all subsidiaries [Line Items]
Date of incorporation	Nov. 12, 2006
Place of incorporation	United States of America
Date of commencement	Nov. 01, 2006
Percentage of ownership	100.00%
ReneSola Singapore Pte Ltd. ("ReneSola Singapore")
List of all subsidiaries [Line Items]
Date of incorporation	Mar. 28, 2007
Place of incorporation	Singapore
Date of commencement	May 01, 2007
Percentage of ownership	100.00%
Sichuan ReneSola Silicon Material Co., Ltd. ("Sichuan ReneSola")
List of all subsidiaries [Line Items]
Date of incorporation	Aug. 25, 2007
Place of incorporation	PRC
Date of commencement	Jul. 01, 2009
Percentage of ownership	100.00%
ReneSola Jiangsu Ltd. ("ReneSola Jiangsu")
List of all subsidiaries [Line Items]
Date of acquisition	May 31, 2009
Date of incorporation	Nov. 08, 2005
Place of incorporation	PRC
Date of commencement	May 31, 2009
Percentage of ownership	100.00%
Zhejiang ReneSola System Integration Ltd. formerly known as Zhejiang ReneSola Photovoltaic Materials Co., Ltd. ("Zhejiang ReneSolaPV Materials")
List of all subsidiaries [Line Items]
Date of incorporation	Apr. 30, 2010
Place of incorporation	PRC
Date of commencement	Jan. 01, 2011
Percentage of ownership	100.00%
Sichuan Ruiyu New Materials Technology Co., Ltd. ("Sichuan Ruiyu") [Member]
List of all subsidiaries [Line Items]
Date of incorporation	Aug. 24, 2010
Place of incorporation	PRC
Date of commencement	Jul. 01, 2011
Percentage of ownership	100.00%
Sichuan RuixinPhotovoltaic Materials Co., Ltd. ("Sichuan Ruixin")
List of all subsidiaries [Line Items]
Date of incorporation	Nov. 23, 2010
Place of incorporation	PRC
Percentage of ownership	100.00%
Sichuan SiLiDe Composite Materials Co., Ltd. ("Sichuan SiLiDe")
List of all subsidiaries [Line Items]
Date of incorporation	Jul. 11, 2011
Place of incorporation	PRC
Percentage of ownership	100.00%
ReneSola Deutschland GmbH ("ReneSola Germany")
List of all subsidiaries [Line Items]
Date of incorporation	Sep. 26, 2011
Place of incorporation	Germany
Date of commencement	Aug. 01, 2012
Percentage of ownership	100.00%
ReneSola New Energy S.A.R.L ("ReneSola New Energy")
List of all subsidiaries [Line Items]
Date of incorporation	Mar. 28, 2012
Place of incorporation	Luxemburg
Percentage of ownership	100.00%
ReneSola Australia PTY LTD ("ReneSola Australia")
List of all subsidiaries [Line Items]
Date of incorporation	Jul. 30, 2012
Place of incorporation	Australia
Date of commencement	Nov. 01, 2012
Percentage of ownership	100.00%
ReneSola Japan Ltd. ("ReneSola Japan")
List of all subsidiaries [Line Items]
Date of incorporation	Jul. 09, 2012
Place of incorporation	Japan
Date of commencement	Nov. 01, 2012
Percentage of ownership	100.00%
LUCAS EST S.R.L ("LUCAS")
List of all subsidiaries [Line Items]
Date of acquisition	Sep. 13, 2012
Date of incorporation	Dec. 17, 2008
Place of incorporation	Romania
Date of commencement	Jan. 01, 2014
Percentage of ownership	100.00%
ECOSFER ENERGY S.R.L ("ECOSFER")
List of all subsidiaries [Line Items]
Date of acquisition	Sep. 26, 2012
Date of incorporation	Nov. 17, 2011
Place of incorporation	Romania
Date of commencement	Jan. 01, 2014
Percentage of ownership	100.00%
ReneSola India Private Limited ("ReneSola India")
List of all subsidiaries [Line Items]
Date of incorporation	Nov. 22, 2012
Place of incorporation	India
Date of commencement	Dec. 01, 2012
Percentage of ownership	100.00%
Lucas Est Korea Co., Ltd ("Lucas Korea")
List of all subsidiaries [Line Items]
Date of incorporation	Mar. 12, 2013
Place of incorporation	Korea
Percentage of ownership	100.00%
Ecosfer Energy Korea Co., Ltd ("Ecosfer Korea")
List of all subsidiaries [Line Items]
Date of incorporation	Mar. 12, 2013
Place of incorporation	Korea
Percentage of ownership	100.00%
ReneSola UK Limited ("ReneSola UK")
List of all subsidiaries [Line Items]
Date of incorporation	Apr. 11, 2013
Place of incorporation	UK
Date of commencement	Jul. 01, 2013
Percentage of ownership	100.00%
ReneSola Shanghai Ltd ("ReneSola Shanghai")
List of all subsidiaries [Line Items]
Date of incorporation	May 30, 2013
Place of incorporation	PRC
Date of commencement	Oct. 01, 2013
Percentage of ownership	100.00%
ReneSola South Africa Proprietary Limited ("ReneSola South Africa")
List of all subsidiaries [Line Items]
Date of incorporation	Jul. 06, 2013
Place of incorporation	South Africa
Date of commencement	Feb. 01, 2014
Percentage of ownership	100.00%
ReneSola Panama Inc. ("ReneSola Panama")
List of all subsidiaries [Line Items]
Date of incorporation	Dec. 28, 2013
Place of incorporation	Panama
Date of commencement	Mar. 01, 2014
Percentage of ownership	100.00%
ReneSola France SAS ("ReneSola France")
List of all subsidiaries [Line Items]
Date of incorporation	Feb. 07, 2014
Place of incorporation	France
Date of commencement	Jul. 01, 2014
Percentage of ownership	100.00%
ReneSola Italy S.R.L. ("ReneSola Italy")
List of all subsidiaries [Line Items]
Date of incorporation	Mar. 28, 2014
Place of incorporation	Italy
Date of commencement	Jun. 01, 2014
Percentage of ownership	100.00%
ReneSola (Thailand) Inc. ("ReneSola Thailand")
List of all subsidiaries [Line Items]
Date of incorporation	Feb. 24, 2014
Place of incorporation	Thailand
Date of commencement	Feb. 01, 2015
Percentage of ownership	100.00%
RENESOLA MEXICO,S,de R.L de C.V. ("ReneSola Mexico")
List of all subsidiaries [Line Items]
Date of incorporation	Apr. 10, 2014
Place of incorporation	Mexico
Date of commencement	Jul. 01, 2014
Percentage of ownership	100.00%
RENESOLA TURKEY GuNES ENERJISI TEKNOLOJI HIZMETLERI VE TICARET L ("ReneSola Turkey")
List of all subsidiaries [Line Items]
Date of incorporation	Apr. 22, 2014
Place of incorporation	Turkey
Date of commencement	Aug. 01, 2014
Percentage of ownership	100.00%
PT. ReneSola Clean Energy ("ReneSola Indonesia")
List of all subsidiaries [Line Items]
Date of incorporation	May 14, 2014
Place of incorporation	Indonesia
Date of commencement	Feb. 01, 2015
Percentage of ownership	100.00%
RENESOLA DO BRASIL COMERCIO E REPRENTACAO LTDA ("ReneSola Brazil")
List of all subsidiaries [Line Items]
Date of incorporation	May 12, 2014
Place of incorporation	Brazil
Date of commencement	Dec. 01, 2015
Percentage of ownership	100.00%
RENESOLA ENGINEERING INTERNATIONAL GMBH ("ReneSola Austria")
List of all subsidiaries [Line Items]
Date of incorporation	Jul. 22, 2014
Place of incorporation	Austria
Date of commencement	Dec. 01, 2014
Percentage of ownership	100.00%
RENESOLA Canada Limited ("ReneSola Canada")
List of all subsidiaries [Line Items]
Date of incorporation	Jun. 23, 2014
Place of incorporation	Canada
Date of commencement	Dec. 01, 2014
Percentage of ownership	100.00%
ReneSola Investment Management Ltd ("ReneSola Investment")
List of all subsidiaries [Line Items]
Date of incorporation	Dec. 02, 2014
Place of incorporation	British Virgin Island
Date of commencement	Jul. 01, 2015
Percentage of ownership	100.00%
Renesola Energy, INC. [Member]
List of all subsidiaries [Line Items]
Date of incorporation	Dec. 22, 2014
Place of incorporation	United States
Date of commencement	Sep. 01, 2015
Percentage of ownership	100.00%
Renesola Power, Inc. ("Renesola Power") [Member]
List of all subsidiaries [Line Items]
Date of incorporation	Jul. 23, 2015
Place of incorporation	United States
Date of commencement	Sep. 01, 2016
Percentage of ownership	100.00%
Renesola UK Rooftop Limited ("Renesola UK Rooftop") [Member]
List of all subsidiaries [Line Items]
Date of incorporation	Aug. 06, 2015
Place of incorporation	UK
Date of commencement	Apr. 01, 2016
Percentage of ownership	100.00%
Baynergy, LLC ("Baynergy") [Member]
List of all subsidiaries [Line Items]
Date of incorporation	Jul. 08, 2015
Place of incorporation	United States
Date of commencement	Apr. 01, 2016
Percentage of ownership	100.00%
Renesola Shaoxing Ltd [Member]
List of all subsidiaries [Line Items]
Date of incorporation	Mar. 09, 2016
Place of incorporation	PRC
Date of commencement	Apr. 01, 2016
Percentage of ownership	100.00%
Renesola Panan Ltd [Member]
List of all subsidiaries [Line Items]
Date of incorporation	Mar. 28, 2016
Place of incorporation	PRC
Date of commencement	Apr. 01, 2016
Percentage of ownership	100.00%
Renesola Power Holdings Llc [Member]
List of all subsidiaries [Line Items]
Date of incorporation	May 19, 2016
Place of incorporation	United States
Date of commencement	Sep. 01, 2016
Percentage of ownership	100.00%
RSE Land Holdings Llc [Member]
List of all subsidiaries [Line Items]
Date of incorporation	Dec. 12, 2016
Place of incorporation	United States
Percentage of ownership	100.00%